Consolidated Statements Of Income (Audited) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues:
Net sales	$ 466,114	$ 443,854	$ 418,952
Membership and other Income	3,048	3,096	2,897
Total revenues	469,162	446,950	421,849
Costs and expenses:
Cost of sales	352,488	335,127	314,946
Operating, selling, general and administrative expenses	88,873	85,265	81,361
Operating income	27,801	26,558	25,542
Interest:
Debt	1,977	2,034	1,928
Capital leases	274	288	277
Interest income	(187)	(162)	(201)
Interest, net	2,064	2,160	2,004
Income from continuing operations before income taxes	25,737	24,398	23,538
Provision for income taxes
Current Income Tax Expense	7,999	6,742	6,703
Deferred Income Tax Expense	(18)	1,202	876
Total provision for income taxes	7,981	7,944	7,579
Income from continuing operations	17,756	16,454	15,959
Loss from discontinued operations, net of income taxes	0	(67)	1,034
Consolidated net income	17,756	16,387	16,993
Less consolidated net income attributable to noncontrolling interest	(757)	(688)	(604)
Consolidated net income attributable to Walmart	$ 16,999	$ 15,699	$ 16,389
Basic net income per common share:
Basic income per common share from continuing operations attributable to Walmart	$ 5.04	$ 4.56	$ 4.20
Basic loss per common share from discontinued operations attributable to Walmart	$ 0.00	$ (0.02)	$ 0.28
Basic net income per common share attributable to Walmart	$ 5.04	$ 4.54	$ 4.48
Diluted net income per common share:
Diluted income per common share from continuing operations attributable to Walmart	$ 5.02	$ 4.54	$ 4.18
Diluted loss per common share from discontinued operations attributable to Walmart	$ 0.00	$ (0.02)	$ 0.29
Diluted net income per common share attributable to Walmart	$ 5.02	$ 4.52	$ 4.47
Weighted-average common shares outstanding:
Basic	3,374	3,460	3,656
Diluted	3,389	3,474	3,670
Dividends declared per common share	$ 1.59	$ 1.46	$ 1.21